8. SHARE CAPITAL (Details) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Net income (loss) for the year	$ (1,856,790)	$ 1,629,255	$ 3,502,038	$ (13,116,796)
Weighted average common stock basic	71,340,773	68,847,251	66,437,025
Effect of options		8,128	72,984
Effect of warrants		330,072	6,713,909
Diluted	71,340,773	69,185,451	73,223,918